Financial instruments (Tables)	12 Months Ended
Jan. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments

		January 31, 2019	January 31, 2018
	Note	£000	£000
Financial assets at amortized cost
Trade and other receivables(1)	17	5,503	3,600
Cash and cash equivalents		26,858	20,102
		32,361	23,702
Financial liabilities measured at amortized cost
Trade and other payables	18	8,865	8,932
Financial liabilities on funding arrangements	21	—	3,090
		8,865	12,022
Financial liabilities measured at fair value through profit and loss
Contingent consideration	20	629	—

(1)	Prepayments and accrued income have been excluded as they are not considered to be a financial instrument.

Disclosure of cash deposits

	January 31, 2019	January 31, 2018
	£000	£000
Cash at bank and in hand
Pounds Sterling	3,363	5,535
U.S. Dollar	23,495	14,567
	26,858	20,102
The Group’s cash and short-term deposits were as follows:

	January 31, 2019	January 31, 2018
	£000	£000
On current account	26,858	20,102
	26,858	20,102

Sensitivity analysis for types of market risk
The Group’s exposure to interest rate risk is illustrated with regard to the opening and closing cash balances and the difference that an increase or decrease of 1% in interest rates would have made based on the average cash balance of £23.5 million (2018: £24.1 million) in the year:

Year ended January 31, 2019	(1)%	Actual	1%
Interest rate	—	0.02	1.02
Interest received (£000)	—	4	239
Year ended January 31, 2018	(1)%	Actual	1%
Interest rate	—	0.02	1.02
Interest received (£000)	—	5	246